PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.6%
		Communication Services: 5.4%
16,672	(1)	Alphabet, Inc. - Class A	$1,729,386	0.7
90,589		Comcast Corp. – Class A	3,434,229	1.3
27,832	(1)	Meta Platforms, Inc.	5,898,714	2.2
21,483	(1)	T-Mobile US, Inc.	3,111,598	1.2
			14,173,927	5.4

		Consumer Discretionary: 6.2%
1,285	(1)	Booking Holdings, Inc.	3,408,347	1.3
38,497		eBay, Inc.	1,708,112	0.6
114,385		General Motors Co.	4,195,642	1.6
62,880	(1)	Las Vegas Sands Corp.	3,612,456	1.4
20,247		Ralph Lauren Corp.	2,362,217	0.9
10,134		Ross Stores, Inc.	1,075,521	0.4
			16,362,295	6.2

		Consumer Staples: 7.5%
47,293		Coca-Cola Co.	2,933,585	1.1
636,839		Haleon PLC	2,529,789	1.0
27,096		Kimberly-Clark Corp.	3,636,825	1.4
85,453		Kraft Heinz Co.	3,304,467	1.3
73,647		Philip Morris International, Inc.	7,162,171	2.7
			19,566,837	7.5

		Energy: 9.9%
39,993		Chevron Corp.	6,525,258	2.5
35,818		ConocoPhillips	3,553,504	1.4
25,749		Devon Energy Corp.	1,303,157	0.5
22,383		Exxon Mobil Corp.	2,454,520	0.9
19,016		Hess Corp.	2,516,577	1.0
111,610		Marathon Oil Corp.	2,674,176	1.0
10,848		Pioneer Natural Resources Co.	2,215,595	0.9
146,852		Suncor Energy, Inc.	4,559,755	1.7
			25,802,542	9.9

		Financials: 17.8%
19,239		Allstate Corp.	2,131,874	0.8
101,955		American International Group, Inc.	5,134,454	2.0
205,037		Bank of America Corp.	5,864,058	2.2
70,778		Citigroup, Inc.	3,318,780	1.3
80,118		Citizens Financial Group, Inc.	2,433,184	0.9
97,124		Fifth Third Bancorp	2,587,383	1.0
10,078		Goldman Sachs Group, Inc.	3,296,615	1.2
230,900		Huntington Bancshares, Inc.	2,586,080	1.0
24,372		JPMorgan Chase & Co.	3,175,915	1.2
17,475		M&T Bank Corp.	2,089,486	0.8
40,016		Metlife, Inc.	2,318,527	0.9
17,030		Morgan Stanley	1,495,234	0.6
61,624		State Street Corp.	4,664,320	1.8
148,062		Wells Fargo & Co.	5,534,558	2.1
			46,630,468	17.8

		Health Care: 18.2%
32,565		Baxter International, Inc.	1,320,837	0.5
12,285		Becton Dickinson & Co.	3,041,029	1.2
40,165		Bristol-Myers Squibb Co.	2,783,836	1.1
57,039		CVS Health Corp.	4,238,568	1.6
30,530		Dentsply Sirona, Inc.	1,199,218	0.5
12,391		Elevance Health, Inc.	5,697,506	2.2
7,949		HCA Healthcare, Inc.	2,095,992	0.8
39,605	(1)	Henry Schein, Inc.	3,229,392	1.2
4,740		Humana, Inc.	2,301,080	0.9
25,607		Johnson & Johnson	3,969,085	1.5
8,908		McKesson Corp.	3,171,693	1.2
34,351		Medtronic PLC	2,769,378	1.1
40,673		Merck & Co., Inc.	4,327,201	1.6
90,552		Sanofi ADR	4,927,840	1.9
19,721		Universal Health Services, Inc.	2,506,539	0.9
			47,579,194	18.2

		Industrials: 13.0%
20,623		Caterpillar, Inc.	4,719,367	1.8
26,467		Eaton Corp. PLC	4,534,856	1.7
45,882		Emerson Electric Co.	3,998,157	1.5
25,440		FedEx Corp.	5,812,786	2.2
34,595		General Electric Co.	3,307,282	1.3
83,487		Johnson Controls International plc	5,027,587	1.9
35,884		Textron, Inc.	2,534,487	1.0
39,752		Westinghouse Air Brake Technologies Corp.	4,017,337	1.6
			33,951,859	13.0

		Information Technology: 12.0%
111,078		Cisco Systems, Inc.	5,806,602	2.2
61,679		Cognizant Technology Solutions Corp.	3,758,102	1.4
123,432	(1)	DXC Technology Co.	3,154,922	1.2
21,288	(1)	F5, Inc.	3,101,449	1.2
74,183		Intel Corp.	2,423,559	0.9
18,630		Microsoft Corp.	5,371,029	2.1
25,261		NXP Semiconductor NV - NXPI - US	4,710,545	1.8
24,980		Qualcomm, Inc.	3,186,948	1.2
			31,513,156	12.0

		Materials: 3.1%
27,392		BASF SE	1,438,050	0.5
40,362		CF Industries Holdings, Inc.	2,925,841	1.1
103,981		International Paper Co.	3,749,555	1.5
			8,113,446	3.1

		Utilities: 1.5%
70,778		Dominion Energy, Inc.	3,957,198	1.5

	Total Common Stock
	(Cost $214,404,294)		247,650,922	94.6

PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	As of March 31, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
	Mutual Funds: 4.4%
11,427,596	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.720%
	(Cost $11,427,596)	$11,427,596	4.4

	Total Short-Term Investments
	(Cost $11,427,596)	11,427,596	4.4

	Total Investments in Securities (Cost $225,831,890)	$259,078,518	99.0
	Assets in Excess of Other Liabilities	2,720,468	1.0
	Net Assets	$261,798,986	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2023.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$14,173,927	$–	$–	$14,173,927
Consumer Discretionary	16,362,295	–	–	16,362,295
Consumer Staples	17,037,048	2,529,789	–	19,566,837
Energy	25,802,542	–	–	25,802,542
Financials	46,630,468	–	–	46,630,468
Health Care	47,579,194	–	–	47,579,194
Industrials	33,951,859	–	–	33,951,859
Information Technology	31,513,156	–	–	31,513,156
Materials	6,675,396	1,438,050	–	8,113,446
Utilities	3,957,198	–	–	3,957,198
Total Common Stock	243,683,083	3,967,839	–	247,650,922
Short-Term Investments	11,427,596	–	–	11,427,596
Total Investments, at fair value	$255,110,679	$3,967,839	$–	$259,078,518
Other Financial Instruments+
Forward Foreign Currency Contracts	–	8,562	–	8,562
Total Assets	$255,110,679	$3,976,401	$–	$259,087,080
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(185,266)	$–	$(185,266)
Total Liabilities	$–	$(185,266)	$–	$(185,266)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
VY® Invesco Comstock Portfolio	As of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,508,186	CAD 3,461,780	CIBC World Markets Corp.	04/14/23	$(53,625)
USD 60,553	CAD 82,943	Deutsche Bank AG	04/14/23	(827)
USD 33,774	GBP 27,861	Deutsche Bank AG	04/14/23	(602)
CAD 254,599	USD 185,558	Deutsche Bank AG	04/14/23	2,852
USD 96,301	EUR 88,719	Goldman Sachs International	04/14/23	31
USD 44,759	CAD 60,872	Goldman Sachs International	04/14/23	(288)
USD 186,019	EUR 172,706	Goldman Sachs International	04/14/23	(1,386)
USD 56,508	CAD 76,402	RBC Capital Markets Corp.	04/14/23	(31)
EUR 59,321	USD 63,770	RBC Capital Markets Corp.	04/14/23	600
CAD 89,213	USD 64,987	RBC Capital Markets Corp.	04/14/23	1,033
GBP 32,797	USD 39,963	RBC Capital Markets Corp.	04/14/23	504
CAD 166,608	USD 121,850	RBC Capital Markets Corp.	04/14/23	1,444
USD 70,980	CAD 97,336	RBC Capital Markets Corp.	04/14/23	(1,051)
USD 1,207,020	GBP 1,019,102	RBC Capital Markets Corp.	04/14/23	(50,401)
USD 41,083	GBP 33,435	RBC Capital Markets Corp.	04/14/23	(171)
CAD 79,722	USD 58,034	RBC Capital Markets Corp.	04/14/23	962
CAD 77,714	USD 56,919	RBC Capital Markets Corp.	04/14/23	592
GBP 25,474	USD 31,386	RBC Capital Markets Corp.	04/14/23	46
CAD 63,091	USD 46,191	RBC Capital Markets Corp.	04/14/23	498
USD 2,851,795	EUR 2,698,971	RBC Capital Markets Corp.	04/14/23	(76,884)
				$(176,704)

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $231,585,792.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$42,071,907
Gross Unrealized Depreciation	(14,754,730)
Net Unrealized Appreciation	$27,317,177